RELATED PARTY TRANSACTIONS (Details) $ in Millions	1 Months Ended
Oct. 31, 2012 USD ($)
Brokerage Firm [Member]
RELATED PARTY TRANSACTIONS
Amount received by brokerage firm as compensation for acting as the entity's broker	$ 0.4